Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,224,000
Previously Paid Amount	0.00
Total Fee Amount	169.03
Total Offset Amount	0.00
Net Fee	169.03
Narrative - Max Aggregate Offering Price	$ 1,224,000
Final Prospectus	true